Stockholders’ Equity (Details Narrative) - USD ($)		1 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021	Sep. 30, 2023
Subsidiary, Sale of Stock [Line Items]
Common stock, shares authorized		240,000,000	240,000,000	240,000,000	240,000,000
Common stock, par value		$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized		10,000,000	10,000,000	10,000,000	10,000,000
Preferred stock, par value		$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares issued		565,470	565,470	565,470	868,940
Common stock, shares outstanding		565,470	565,470	565,470	868,940
Proceeds from public offering		$ 20,400,000
Dividend common stock shares	0.0015
Aggregate common stock dividend	22,402
Reverse stock splits, description			On October 12, 2021, Cingulate effected a reverse stock split of its issued and outstanding shares of common stock at a ratio of 0.0350-for-1, and on November 29, 2021, Cingulate effected a second reverse stock split of its issued and outstanding shares of common stock at a ratio of 0.0321-for-1 (the “Reverse Stock Splits”). No fractional shares of common stock were issued in connection with either of the Reverse Stock Splits, and all such fractional interests were rounded down to the nearest whole number. All share data, per share data and related information for all periods presented in the accompanying consolidated financial statements have been retrospectively adjusted to reflect the effect of the Reverse Stock Splits, and subsequently adjusted for the Reverse Stock Split, described in Note 1.
Dividend Declared [Member]
Subsidiary, Sale of Stock [Line Items]
Dividends declared			$ 0
IPO [Member]
Subsidiary, Sale of Stock [Line Items]
Common stock, shares issued		208,333		208,333
Share issued price per share		$ 120.00		$ 120.00
Proceeds from public offering				$ 20,400,000
Reorganization Merger [Member]
Subsidiary, Sale of Stock [Line Items]
Common stock, shares issued			357,137
Common stock, shares outstanding			357,137